Management Option Plan (Details) - Unvested Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares, Beginning period	120,000	0	5,000
Number of shares, Granted	320,000	120,000	0
Number of shares, Vested	0	0	(5,000)
Number of shares, Forfeited	0	0	0
Number of shares, Ending period	440,000	120,000	0
Weighted Average Grant Date Fair Value, Beginning period	$ 0.18	$ 0.00	$ 2.64
Weighted Average Grant Date Fair Value, Granted	3.92	0.18	0.00
Weighted Average Grant Date Fair Value, Vested	0.00	0.00	2.64
Weighted Average Grant Date Fair Value, Forfeited	0.00	0.46	0.00
Weighted Average Grant Date Fair Value, Ending period	$ 2.90	$ 0.18	$ 0.00